Deferred Revenue - Balance (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Deferred Revenue [Line Items]
Deferred revenue, Current	$ 4,501	$ 4,501	$ 4,535	$ 4,535
Deferred revenue, Non-current	29,492	29,492	30,423	30,423
Total deferred revenue	$ 33,993	33,993	$ 34,958	34,958	$ 33,295
CLJV Toll Milling-Ecora
Deferred Revenue [Line Items]
Total deferred revenue		$ 33,993		$ 34,958